Segment Reporting - Schedule of Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 388,545	$ 590,124	$ 1,755,113	$ 2,389,434
Operating Expenses
Practice salaries and benefits	180,754	449,759	868,499	1,546,806	$ 1,995,127	$ 3,231,117
Other practice operating expenses	207,068	349,467	768,439	1,221,272	1,556,759	2,205,085
Cost of product revenue	9,418	31,674	43,212	86,976	96,237	142,501
Selling, general and administrative expenses	500,736	631,828	1,581,906	2,492,740	3,038,936	3,623,402
Depreciation and amortization	20,155	82,743	75,417	254,514	282,950	352,027
Impairment loss		716,000		716,000	716,000	319,958
Total Operating Expenses	918,131	2,261,471	3,337,473	6,318,308	7,686,009	9,874,090
Income (loss) from operations	(529,586)	(1,671,347)	(1,582,360)	(3,928,874)	(4,677,648)	(4,151,711)
Other Segment Information
Loss on extinguishment of debt	(85,150)	(2,580)	(260,122)	167,647	178,986	145,212
Change in fair value of debt	197,939	(65,344)	352,627	(93,244)	(84,109)
Gain on change in fair value of derivative financial instruments	48,494		2,762		(125,355)	(1,090,857)
Amortization of original issue discounts on notes payable	109,470	322,141	729,163	801,762	1,316,165	427,808
Interest expense and other	51,461	47,555	196,987	96,234	168,144	72,718
Identifiable Assets
Identifiable assets as of September	1,764,557	2,758,158	1,764,557	2,758,158
Identifiable assets as of December	2,222,989		2,222,989
Health Services [Member]
Revenue
Total revenue	380,780	522,795	1,705,635	2,249,579
Operating Expenses
Practice salaries and benefits	180,754	449,759	868,499	1,546,806	1,995,127	3,231,117
Other practice operating expenses	207,068	349,467	768,439	1,221,272	1,556,759	2,205,085
Cost of product revenue
Selling, general and administrative expenses
Depreciation and amortization	18,981	81,513	71,895	250,604	277,866	346,375
Impairment loss		716,000		716,000	716,000	319,958
Total Operating Expenses	406,803	1,596,739	1,708,833	3,734,682	4,545,752	6,102,535
Income (loss) from operations	(26,023)	(1,073,944)	(3,198)	(1,485,103)	(1,673,575)	(618,257)
Other Segment Information
Loss on extinguishment of debt
Change in fair value of debt
Gain on change in fair value of derivative financial instruments						(1,090,857)
Amortization of original issue discounts on notes payable	3,030	1,976	8,992	1,976	5,007	423,820
Interest expense and other	5,824	3,015	1,557	8,532	11,506	22,178
Identifiable Assets
Identifiable assets as of September	262,577	579,805	262,577	579,805
Identifiable assets as of December	496,391		496,391
Digital Healthcare [Member]
Revenue
Total revenue	1,450	32,367	18,133	48,161
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue
Selling, general and administrative expenses	501,940	621,688	1,558,984	2,444,386	2,974,130	3,520,811
Depreciation and amortization	1,174	1,230	3,522	3,910	5,084	5,652
Impairment loss
Total Operating Expenses	503,114	622,918	1,562,506	2,448,296	2,979,214	3,526,463
Income (loss) from operations	(501,664)	(590,551)	(1,544,373)	(2,400,135)	(2,946,789)	(3,467,562)
Other Segment Information
Loss on extinguishment of debt	(85,150)	(2,580)	(260,122)	167,647	178,986	145,212
Change in fair value of debt	197,939	(65,344)	352,627	(93,244)	(84,109)
Gain on change in fair value of derivative financial instruments	48,494		2,762		(125,355)
Amortization of original issue discounts on notes payable	106,440	320,165	720,171	799,786	1,311,158	3,988
Interest expense and other	45,637	44,540	195,430	87,702	156,638	50,540
Identifiable Assets
Identifiable assets as of September	1,501,980	2,173,951	1,501,980	2,173,951
Identifiable assets as of December	1,719,020		1,719,020
Medical Distribution {[Member]
Revenue
Total revenue	6,315	34,962	31,345	91,694
Operating Expenses
Practice salaries and benefits
Other practice operating expenses
Cost of product revenue	9,418	31,674	43,212	86,976	96,237	142,501
Selling, general and administrative expenses	(1,204)	10,140	22,922	48,354	64,806	102,591
Depreciation and amortization
Impairment loss
Total Operating Expenses	8,214	41,814	66,134	135,330	161,043	245,092
Income (loss) from operations	(1,899)	(6,852)	(34,789)	(43,636)	(57,284)	(65,892)
Other Segment Information
Loss on extinguishment of debt
Change in fair value of debt
Gain on change in fair value of derivative financial instruments
Amortization of original issue discounts on notes payable
Interest expense and other
Identifiable Assets
Identifiable assets as of September		4,402		4,402
Identifiable assets as of December	7,578		7,578
Patent service revenue, net [Member]
Revenue
Total revenue	380,780	522,795	1,705,635	2,249,579
Patent service revenue, net [Member] | Health Services [Member]
Revenue
Total revenue	380,780	522,795	1,705,635	2,249,579
Patent service revenue, net [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Patent service revenue, net [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Subscription revenue [Member]
Revenue
Total revenue	1,450	32,367	18,133	48,161
Subscription revenue [Member] | Health Services [Member]
Revenue
Total revenue
Subscription revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue	1,450	32,367	18,133	48,161
Subscription revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue
Product revenue [Member]
Revenue
Total revenue	6,315	34,962
Product revenue [Member] | Health Services [Member]
Revenue
Total revenue
Product revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Product revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue	$ 6,315	$ 34,962
Product and other revenue [Member]
Revenue
Total revenue			31,345	91,694
Product and other revenue [Member] | Health Services [Member]
Revenue
Total revenue
Product and other revenue [Member] | Digital Healthcare [Member]
Revenue
Total revenue
Product and other revenue [Member] | Medical Distribution {[Member]
Revenue
Total revenue			$ 31,345	$ 91,694